Scedule III Reinsurance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Life insurance in force, Direct amount	$ 30,774,840	$ 28,518,136	$ 26,107,972
Life insurance in force, Ceded to other companies	21,809,292	19,851,269	17,815,125
Life insurance in force, Assumed from other companies	60,469	67,484	80,931
Life insurance in force, Net amount	$ 9,026,017	$ 8,734,351	$ 8,373,778
Life insurance in force, Percentage of amount assumed to net	0.70%	0.80%	1.00%
Premiums and policy fees, Direct amount	$ 1,539,358	$ 1,497,716	$ 1,380,404
Premiums and policy fees, Ceded to other companies	125,286	120,221	119,767
Premiums and policy fees, Assumed from other companies	35,519	30,602	27,736
Premiums and policy fees, Net amount	$ 1,449,591	$ 1,408,097	$ 1,288,373
Premiums and policy fees, Percentage of amount assumed to net	2.50%	2.20%	2.20%
Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	$ 219,959	$ 162,098	$ 149,803
Premiums and policy fees, Ceded to other companies	45,746	41,659	42,857
Premiums and policy fees, Assumed from other companies	683	779	606
Premiums and policy fees, Net amount	$ 174,896	$ 121,218	$ 107,552
Premiums and policy fees, Percentage of amount assumed to net	0.40%	0.60%	0.60%
Annuities
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	$ 1,130,514	$ 1,145,637	$ 1,046,313
Premiums and policy fees, Ceded to other companies	(1,447)	(1,445)	(1,966)
Premiums and policy fees, Assumed from other companies	(442)	(153)	(468)
Premiums and policy fees, Net amount	1,131,519	1,146,929	1,047,811
Accident and health
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	188,885	189,981	184,288
Premiums and policy fees, Ceded to other companies	80,987	80,007	78,876
Premiums and policy fees, Assumed from other companies	35,278	29,976	27,598
Premiums and policy fees, Net amount	$ 143,176	$ 139,950	$ 133,010
Premiums and policy fees, Percentage of amount assumed to net	24.60%	21.40%	20.70%